Derivative Instruments and Hedging Activities - Derivatives by Balance Sheet Location (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 12.2	$ 35.6
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other current assets	Other current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities
Derivative liability, current	$ 0.6	$ 2.8
Derivative liability, noncurrent	$ (1.7)
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 12.2	35.6
Derivative liability, current	0.0	0.0
Derivative liability, noncurrent	(1.7)
Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	0.0
Derivative liability, current	0.6	2.8
Derivative liability, noncurrent	$ 0.0
Other Current Assets | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	$ 2.9
Other Current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	2.9
Other Current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Liability		$ 0.0	$ 0.0